Income Taxes - Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 183	$ 168
Lease liabilities	257	251
Asset retirement obligation	81	74
Other	109	106
Total deferred tax assets	630	599
Less valuation allowance	(158)	(152)
Net deferred tax assets	472	447
Deferred tax liabilities
Property, plant and equipment	652	481
Licenses/intangibles	287	261
Partnership investments	144	132
Lease assets	235	226
Other	17	22
Total deferred tax liabilities	1,335	1,122
Net deferred income tax liability	$ 863	$ 675